S-K 1602(c) Dilution	Sep. 30, 2025 USD ($) $ / shares shares
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.66
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.23
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.31
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.42)
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (175,251)	[1]
Net Tangible Book Value Adjusted | $	$ (6,814,060)	[1]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	16,329,291	[1]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Proceeds From This Offering And Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 289,329,691	[1]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	156,500	[1]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(8,265,000)	[1]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (287,500,000)	[1]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,321,429	[1]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares To Be Sold In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	28,750,000	[1]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Underlying Rights To Be Issued In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,593,750	[1]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	368,100	[1]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Underlying Rights In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	46,012	[1]
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(28,750,000)	[1]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.38
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.51
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (175,251)	[2]
Net Tangible Book Value Adjusted | $	$ 208,810,940	[2]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	37,891,791	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Proceeds From This Offering And Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 289,329,691	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	156,500	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(8,265,000)	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (71,875,000)	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,321,429	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares To Be Sold In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	28,750,000	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Underlying Rights To Be Issued In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,593,750	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	368,100	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Underlying Rights In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	46,012	[2]
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(7,187,500)	[2]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.43
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.46
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (175,251)	[3]
Net Tangible Book Value Adjusted | $	$ 136,935,940	[3]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	30,704,291	[3]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Proceeds From This Offering And Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 289,329,691	[3]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	156,500	[3]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(8,265,000)	[3]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (143,750,000)	[3]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,321,429	[3]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares To Be Sold In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	28,750,000	[3]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Underlying Rights To Be Issued In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,593,750	[3]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	368,100	[3]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Underlying Rights In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	46,012	[3]
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(14,375,000)	[3]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.12
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.77
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (175,251)	[4]
Net Tangible Book Value Adjusted | $	$ 65,060,940	[4]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	23,516,791	[4]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Proceeds From This Offering And Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 289,329,691	[4]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	156,500	[4]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(8,265,000)	[4]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (215,625,000)	[4]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,321,429	[4]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares To Be Sold In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	28,750,000	[4]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Underlying Rights To Be Issued In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,593,750	[4]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	368,100	[4]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Underlying Rights In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	46,012	[4]
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(21,562,500)	[4]
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.67
Net Tangible Book Value, Adjusted, per Share | $ / shares	6.22
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.31
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ (0.42)
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (175,251)	[5]
Net Tangible Book Value Adjusted | $	$ (5,939,560)	[5]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	14,253,398	[5]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Proceeds From This Offering And Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 251,829,691	[5],[6]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	156,500	[5]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(7,500,000)	[5]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (250,000,000)	[5],[7]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,321,429	[5]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares To Be Sold In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	25,000,000	[5]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Underlying Rights To Be Issued In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,125,000	[5]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Included In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	368,100	[5]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Underlying Rights In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	46,012	[5]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(25,000,000)	[5]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (250,500)	[5]
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited The Over Allotment Option Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(1,607,143)	[5]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.39
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.50
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (175,251)	[8]
Net Tangible Book Value Adjusted | $	$ 181,560,440	[8]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	33,003,398	[8]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Proceeds From This Offering And Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 251,829,691	[6],[8]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	156,500	[8]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(7,500,000)	[8]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (62,500,000)	[7],[8]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,321,429	[8]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares To Be Sold In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	25,000,000	[8]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Underlying Rights To Be Issued In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,125,000	[8]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Included In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	368,100	[8]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Underlying Rights In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	46,012	[8]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(6,250,000)	[8]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (250,500)	[8]
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited The Over Allotment Option Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(1,607,143)	[8]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.44
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.45
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (175,251)	[9]
Net Tangible Book Value Adjusted | $	$ 119,060,440	[9]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	26,753,398	[9]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Proceeds From This Offering And Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 251,829,691	[6],[9]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	156,500	[9]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(7,500,000)	[9]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (12,500,000)	[7],[9]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,321,429	[9]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares To Be Sold In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	25,000,000	[9]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Underlying Rights To Be Issued In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,125,000	[9]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Included In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	368,100	[9]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Underlying Rights In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	46,012	[9]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(12,500,000)	[9]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (250,500)	[9]
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited The Over Allotment Option Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(1,607,143)	[9]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.13
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.76
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (175,251)	[10]
Net Tangible Book Value Adjusted | $	$ 56,560,440	[10]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	20,503,398	[10]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Proceeds From This Offering And Private Placement Excluding Offering Costs [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 251,829,691	[6],[10]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid and Excluded From NTBV Before this Offering [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	156,500	[10]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(7,500,000)	[10]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (187,500,000)	[7],[10]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Issued And Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	12,321,429	[10]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares To Be Sold In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	25,000,000	[10]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Underlying Rights To Be Issued In This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,125,000	[10]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Included In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	368,100	[10]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Underlying Rights In The Private Units [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	46,012	[10]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(18,750,000)	[10]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Option Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (250,500)	[10]
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited The Over Allotment Option Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(1,607,143)	[10]

[1]	The numbers set forth in this column assume that 2,875,000 public shares or 100% of 28,750,000 public shares are redeemed.
[2]	The numbers set forth in this column assume that 7,187,500 public shares, or 25% of 28,750,000 public shares, are redeemed.
[3]	The numbers set forth in this column assume that 14,375,000 public shares, or 50% of 28,750,000 public shares, are redeemed.
[4]	The numbers set forth in this column assume that 21,562,500 public shares, or 75% of 28,750,000 public shares, are redeemed.
[5]	The numbers set forth in this column assume that 25,000,000 public shares, or 100% of 25,000,000 public shares are redeemed.
[6]	Expenses applied against gross proceeds include offering expenses of $851,309. See “Use of Proceeds.”
[7]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, and directors, officers, or any of their affiliates may also purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”
[8]	The numbers set forth in this column assume that 6,250,000 public shares, or 25% of 25,000,000 public shares, are redeemed.
[9]	The numbers set forth in this column assume that 12,500,000 public shares, or 50% of 25,000,000 public shares, are redeemed.
[10]	The numbers set forth in this column assume that 18,750,000 public shares, or 75% of 25,000,000 public shares, are redeemed.